Schedule II (Valuation and Qualifying Accounts) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Valuation And Qualifying Accounts
Allowance for doubtful receivables, Balance at beginning of period	¥ 43,923	¥ 46,916	¥ 40,903
Allowances for doubtful receivables, Charged to income	998	8,791	10,900
Allowance for doubtful receivables, Bad debts written off	(7,881)	(11,784)	(4,887)
Allowance for doubtful receivables, Balance at end of period	37,040	43,923	46,916
Change in the amounts in the "Charged to income" and "Bad debts written off"	¥ 8,676